Income Taxes (Details)	12 Months Ended									12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Hong Kong	Dec. 31, 2011 Hong Kong	Dec. 31, 2010 Hong Kong	Dec. 31, 2012 People's Republic of China USD ($) item	Dec. 31, 2012 People's Republic of China CNY	Dec. 31, 2011 People's Republic of China USD ($)	Dec. 31, 2012 People's Republic of China Vipshop Jianyang
Income Taxes
Withholding tax upon payments of dividends (as a percent)	0.00%
Current rate of taxation (as a percent)				16.50%	16.50%	16.50%	25.00%	25.00%
Preferential tax rate (as a percent)										15.00%
Threshold annual primary business revenue as percentage of total enterprise revenue										70.00%
Unrecognized tax benefits	$ 0	$ 0
Period of statute of limitations, if underpayment of income taxes is due to computational errors							3 years	3 years
Period of statute of limitations under special circumstances not clearly defined							5 years	5 years
Minimum underpayment of income tax liability subject to five years statute of limitations								100,000
Minimum underpayment of income tax liability, which attracts five years statute of limitations							16,051
Period of statute of limitations in case of transfer pricing related adjustment							10 years	10 years
Components of income tax expense
Current tax	706,173
Total tax expenses	706,173
Number of legal entities having profit which are organized outside tax jurisdiction							0	0
Reconciliation of the income tax expense (credit) to loss before income tax
Loss before income tax	(8,765,901)	(107,271,525)	(8,365,848)
Computed income tax expense at PRC EIT tax rate	(2,191,475)	(26,817,881)	(2,091,462)
Effect of non-deductible expenses	938,532	19,532,656	118,881
Effect of different tax rates of a subsidiary operating in other jurisdictions	135,975	44,048
Effect of tax holidays on concessionary rates granted to a PRC subsidiary	(136,527)
Change in valuation allowance	1,959,668	7,241,177	1,972,581
Total tax expenses	706,173
Aggregate amount and per share effect of the tax holidays and tax concessions
The aggregate effect	136,527
Per share effect - basic	$ 0.00
Per share effect - diluted	$ 0.00
Deferred tax assets:
Net operating loss carry forwards	1,752,613	6,411,543
Allowance for doubtful debts	62,369	12,857
Inventory write-down	2,672,334	394,082
Payroll payable and other accruals	2,139,275	1,561,864
Deferred revenue	5,443,072	1,584,985
Others	14,653	14,503
Foreign exchange	(487,837)	(343,023)
Less: valuation allowance	(11,596,479)	(9,636,811)
Tax loss carried forward of certain subsidiaries and the variable interest entity							$ 7,730,540		$ 25,822,363